INCOME TAX EXPENSES - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Hong Kong | Taxable Income Within HKD$2 million
INCOME TAX EXPENSES
Income tax rate	8.25%
Hong Kong | Taxable Income Beyond HKD$2 million
INCOME TAX EXPENSES
Income tax rate	16.50%
PRC
INCOME TAX EXPENSES
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction	100.00%	75.00%	50.00%	50.00%
Withholding tax rate	10.00%
Undistributed earnings available for distribution	¥ 693,623	¥ 956,980
Statute of limitations year	3 years
Statute of limitations extended period	5 years
PRC | Arrangement Between PRC and Hong Kong Special Administrative Region on Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital
INCOME TAX EXPENSES
Withholding tax rate	5.00%
Minimum percentage of equity interests in PRC foreign-invested enterprise to be subject to special withholding tax rate	25.00%
Withholding income tax rate on dividends for Hong Kong holding company which is not considered to be beneficial owner	10.00%
PRC | 2020
INCOME TAX EXPENSES
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction	75.00%
PRC | Enterprise Income Tax
INCOME TAX EXPENSES
Income tax rate	25.00%
PRC | Subsidiaries and VIEs and Predecessor Operations
INCOME TAX EXPENSES
Income tax rate	25.00%	25.00%	25.00%
PRC | High and New Technology Enterprises
INCOME TAX EXPENSES
Income tax rate	15.00%